Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
CASH PROVIDED BY OPERATING ACTIVITIES	$ 8,110	$ 3,886
Cash from operations before working capital changes	9,258	5,547
Net earnings	7,687	3,179
Depreciation and amortization	2,012	1,951
Share-based compensation (Note 5)	63	198
Impairment of assets (Notes 13)	780	33
Loss on early extinguishment of debt	0	142
Gain on disposal of investment	(19)	0
(Recovery of) provision for deferred income tax	182	(31)
Cloud computing transition adjustment	0	36
Other long-term assets, liabilities and miscellaneous (Note 16)	21	83
Long-term income tax receivable	273	0
Net undistributed earnings of equity-accounted investees	181	44
Receivables	(919)	(1,669)
Inventories	(1,281)	(1,459)
Prepaid expenses and other current assets	114	(227)
Payables and accrued charges	938	1,694
INVESTING ACTIVITIES
CASH USED IN INVESTING ACTIVITIES	(2,901)	(1,807)
Capital Expenditure	2,438	1,884
Additions to intangible assets	211	107
Purchase of property, plant and equipment, classified as investing activities	2,227	1,777
Business acquisitions, net of cash acquired (Note 25)	(407)	(88)
Other	(12)	64
Net Changes In Non Cash Working Capital	(44)	101
FINANCING ACTIVITIES
CASH USED IN FINANCING ACTIVITIES	(4,731)	(3,003)
Transaction costs on long-term debt	(9)	(7)
(Repayment of) proceeds from short-term debt, net (Note 17)	529	1,344
Proceeds from long-term debt (Note 18)	1,045	86
Repayment of long-term debt (Note 18)	(561)	(2,212)
Repayment of principal portion of lease liabilities (Note 18, 19)	(341)	(320)
Dividends paid (Note 23)	(1,031)	(1,045)
Repurchase of common shares (Note 23)	(4,520)	(1,035)
Issuance of common shares (Note 23)	168	200
Other financing activities	(11)	(14)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(76)	(31)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	402	(955)
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	499	1,454
CASH AND CASH EQUIVALENTS - END OF YEAR	901	499
Cash and cash equivalents comprised of:
Cash	775	428
Short-term investments	126	71
Cash and Cash equivalents total	901	499
SUPPLEMENTAL CASH FLOWS DISCLOSURES
Interest paid	482	491
Income taxes paid	1,882	435
Total cash outflow for leases	$ 459	$ 393